OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER NON-CURRENT ASSETS [Abstract]
Investment in joint venture	$ 0	$ 271,000
Fixture, Furniture and Equipment	1,129,000	0
Warrants	915,000
Deferred Finance Costs	3,460,000	4,938,000
Long term deposit	5,000,000	0
Total	10,504,000	5,209,000
Revolving credit facility		430,000,000
Credit Facility Costs	$ 0	$ 6,139,000	$ 0